Expense Example {- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund K PRO-08 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Class K	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871